SCHEDULE OF MINERAL RIGHTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Payments received under earn-in agreement	$ (75)
Impairment	(16,540)
Mineral Rights Platosa Mexico [Member]
IfrsStatementLineItems [Line Items]
Cost	3,721	3,785
Accumulated amortization	(2,917)	(2,782)
Opening net book value	804	1,003
Additions
Disposals
Payments received under earn-in agreement
Depletion and amortization	(219)	(178)
Impairment	(385)
Exchange differences	(7)	(21)
Closing net book value	193	804
Cost	3,665	3,721
Accumulated amortization	(3,472)	(2,917)
Mineral Rights Beschefer Canada [Member]
IfrsStatementLineItems [Line Items]
Cost		1,428
Accumulated amortization
Opening net book value		1,428
Additions
Disposals		(1,348)
Payments received under earn-in agreement
Depletion and amortization
Impairment
Exchange differences		(80)
Closing net book value
Cost
Accumulated amortization
Mineral Rights Silver City Germany [Member]
IfrsStatementLineItems [Line Items]
Cost	587	245
Accumulated amortization
Opening net book value	587	245
Additions	459	317
Disposals
Payments received under earn-in agreement
Depletion and amortization
Impairment
Exchange differences	(11)	25
Closing net book value	1,035	587
Cost	1,035	587
Accumulated amortization
Mineral Rights Kilgore Idaho [Member]
IfrsStatementLineItems [Line Items]
Cost	13,756
Accumulated amortization
Opening net book value	13,756
Additions		13,756
Disposals
Payments received under earn-in agreement
Depletion and amortization
Impairment
Exchange differences
Closing net book value	13,756	13,756
Cost	13,756	13,756
Accumulated amortization
Mineral Rights Oakley Idaho [Member]
IfrsStatementLineItems [Line Items]
Cost	5,364
Accumulated amortization
Opening net book value	5,364
Additions		5,364
Disposals
Payments received under earn-in agreement	(75)
Depletion and amortization
Impairment
Exchange differences
Closing net book value	5,289	5,364
Cost	5,289	5,364
Accumulated amortization
Total [Member]
IfrsStatementLineItems [Line Items]
Cost	23,428	5,458
Accumulated amortization	(2,917)	(2,782)
Opening net book value	20,511	2,676
Additions	459	19,437
Disposals		(1,348)
Payments received under earn-in agreement	(75)
Depletion and amortization	(219)	(178)
Impairment	(385)
Exchange differences	(18)	(76)
Closing net book value	20,273	20,511
Cost	23,745	23,428
Accumulated amortization	$ (3,472)	$ (2,917)